Investment Objectives and Goals - Prospectus Summary	Mar. 31, 2026
MFS Alabama Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Alabama Municipal Bond Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Alabama, but also considering capital appreciation.

MFS Arkansas Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Arkansas Municipal Bond Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Arkansas, but also considering capital appreciation.

MFS California Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® California Municipal Bond Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of California, but also considering capital appreciation.

MFS Georgia Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Georgia Municipal Bond Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Georgia, but also considering capital appreciation.

MFS Maryland Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Maryland Municipal Bond Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Maryland, but also considering capital appreciation.

MFS Massachusetts Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Massachusetts Municipal Bond Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Massachusetts, but also considering capital appreciation.

MFS Mississippi Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Mississippi Municipal Bond Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Mississippi, but also considering capital appreciation.

MFS Municipal Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Municipal Income Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax, but also considering capital appreciation.
MFS Municipal Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Municipal Income Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax, but also considering capital appreciation.
MFS Municipal Intermediate Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Municipal Intermediate Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax, but also considering capital appreciation.
MFS New York Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® New York Municipal Bond Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of New York, but also considering capital appreciation.

MFS North Carolina Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® North Carolina Municipal Bond Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of North Carolina, but also considering capital appreciation.

MFS Pennsylvania Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Pennsylvania Municipal Bond Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Pennsylvania, but also considering capital appreciation.

MFS South Carolina Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® South Carolina Municipal Bond Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of South Carolina, but also considering capital appreciation.

MFS Virginia Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Virginia Municipal Bond Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Virginia, but also considering capital appreciation.

MFS West Virginia Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® West Virginia Municipal Bond Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of West Virginia, but also considering capital appreciation.